UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2021

Item 1. Reports to Stockholders

Annual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

August 31, 2021

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of August 31, 2021, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Funds by Macquarie® Minnesota municipal bond funds	September 7, 2021 (Unaudited)

Performance preview (for the year ended August 31, 2021)
Delaware Tax-Free Minnesota Fund (Institutional Class shares)	1-year return	+4.31%
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	+4.05%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+3.40%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+3.03%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 6.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Minnesota Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in Minnesota.

Please see page 10 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund	1-year return	+3.29%
(Institutional Class shares)
Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	+3.13%
Bloomberg 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+2.75%
Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	+1.85%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 11.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified state or city basis.

Please see page 14 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund	1-year return	+5.89%
(Institutional Class shares)
Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	+5.71%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+3.40%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+3.03%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 16.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Minnesota Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in Minnesota.

Portfolio management review
Delaware Funds by Macquarie® Minnesota municipal bond funds

Please see page 19 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objectives

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

Economic backdrop

During the fiscal year ended August 31, 2021, the US economy expanded at a rapid pace, as states and municipalities opened up their economies and ended or scaled back pandemic-related restrictions. A $1.9 trillion federal economic stimulus program – the American Rescue Plan Act, passed in March 2021 – and continued aggressive monetary policy further supported the economy’s recovery after a difficult 2020.

Investors’ optimism began to grow in late 2020, along with the introduction of vaccines for COVID-19, which helped lead to a dramatic decline in virus cases and hospitalization rates. Uncertainty returned in the final months of the fiscal year, however, as the Delta variant of COVID-19 aggressively spread and new concerns emerged about the future path of the economic recovery.

Against this backdrop, the US economy enjoyed robust growth throughout the fiscal year. In the third quarter of 2020, for example, US gross domestic product (GDP) – a measure of national economic output – expanded by an annualized 33.4%. This was the fastest such increase in the country’s history, following an equally unprecedented 31.4% decline in the prior three-month period. US GDP grew by 4.5% in the fourth quarter of 2020, followed by increases of 6.3% in the first quarter of 2021 and an estimated 6.6% in the second quarter of 2021.

Employment trends similarly reflected the favorable economic backdrop. After the US jobless rate peaked in April 2020 at 14.7% – the highest level seen since the Great Depression – the employment picture quickly improved as state and local economies reopened. At the beginning of the Funds’ fiscal year in September 2020, US unemployment stood at a still historically high 8.4%. A year later, the country’s jobless rate had fallen to 5.2%.

Early in the pandemic, the US Federal Reserve cut its benchmark short-term interest rate, the federal funds rate, to essentially zero, where the rate remained throughout the fiscal year ended August 31, 2021. As signs mounted that inflation was accelerating, the Fed suggested it would consider increasing interest rates as early as 2023, moving up its previous timeline by a year.

Sources: US Bureau of Economic Analysis, US Bureau of Labor Statistics, and Bloomberg.

Municipal bond market conditions

Overall, the municipal bond market, as measured by the Bloomberg Municipal Bond Index, gained 3.40% for the fiscal year ended August 31, 2021.

Municipal bonds benefited from a favorable technical backdrop, with robust demand for tax-exempt bonds accompanied by relatively limited supply. As the pandemic progressed, investors’ appetite for municipal debt remained strong, reflecting increased confidence in issuers’ underlying credit quality and expectations for higher tax rates in the future.

In this environment, longer-maturity bonds generally outperformed their intermediate- and shorter-dated counterparts, while lower-rated bonds outpaced higher-quality issues. High yield municipal debt – bonds with credit ratings below BBB – enjoyed particularly strong results.

The following tables show municipal bond returns by maturity length and by credit quality for the fiscal year ended August 31, 2021.

Returns by maturity
1 year	0.62%
3 years	1.17%
5 years	1.70%
10 years	3.10%
22+ years	5.54%

Returns by credit rating
AAA	1.70%
AA	2.50%
A	4.72%
BBB	8.52%
Source: Bloomberg.

A consistent management approach

For all three Funds discussed in this report, we continued to follow the same management strategy we use regardless of the market environment. We emphasize a bottom-up investment approach, meaning we rely on our team’s thorough credit research to choose bonds on an issuer-by-issuer basis. We regularly seek tax-exempt bonds that offer the Funds’ shareholders what we view as an attractive trade-off between return opportunity and risk.

In following this strategy, we generally position the Funds with relatively less exposure to highly rated, lower yielding bonds. Instead, we prefer to overweight bonds with lower-investment-grade or below-investment-grade credit ratings backed by what we believe is solid underlying credit quality, due to these securities’ tendency to offer better income characteristics.

In the three Funds covered by this report, however, we regularly balance this approach with the recognition that lower-rated, higher yielding bonds tend to be scarce in Minnesota relative to other state marketplaces. In Minnesota, municipal bond issuance tends to feature highly rated, lower-coupon state and local general obligation bonds. Accordingly, our focus with these Funds involves investing in bonds offering what we view as the most attractive risk-reward trade-offs available, while we regularly remain on the lookout for suitable lower-rated issues to support our portfolio management objectives.

As of August 31, 2021, roughly 29% of the net assets of Delaware Tax-Free Minnesota Fund was invested in bonds with lower-investment-grade credit ratings, while about 33% of the net assets of Delaware Tax-Free Minnesota Intermediate Fund was invested in these credit tiers. Both Funds also maintained allocations to high yield municipal bonds. By prospectus, both Funds may hold up to 20% of their net assets in high yield debt.

Consistent with its mandate, Delaware Minnesota High-Yield Municipal Bond Fund maintained the largest high yield exposure of the three Funds. As of August 31, 2021, about 40% of the Fund’s portfolio was held in bonds with credit ratings below BBB, including nonrated bonds.

Portfolio management review
Delaware Funds by Macquarie® Minnesota municipal bond funds

Consistently seeking value

At the start of the fiscal year, the US was only a few months into the coronavirus pandemic, and municipal bond valuations remained depressed in several sectors. This was especially true of market areas uniquely vulnerable to the spread of COVID-19, such as continuing care retirement communities and charter schools.

When possible, we prioritized opportunities to buy suitable higher yielding bonds in these and other sectors that we believed would allow us to enhance the Funds’ income-generating capability while also potentially providing total return opportunity.

Especially in Delaware Minnesota High-Yield Municipal Bond Fund, and to a far more limited extent in Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund, we bought higher yielding bonds early in the fiscal year at depressed valuations. These included select opportunities among bonds in the healthcare and education sectors. Over time, bonds in these sectors experienced narrowing credit spreads and provided lower yields, gradually making them less attractive areas for new investment, in our view.

To varying extents in each Fund, we also bought tax-exempt bonds affiliated with the US territory of Puerto Rico, where we continued to find value amid that commonwealth’s ongoing financial restructuring.

Over time, as credit spreads narrowed, we became especially selective with new investments, focusing on purchasing bonds that we believed offered the Funds’ shareholders a favorable risk-reward trade-off. As attractive value opportunities became harder to find, we continued to prioritize our research efforts to try to find higher yielding Minnesota bonds that we believed represented long-term value, and we were willing to remain patient while pursuing this goal.

Individual performance effects

As we mentioned, longer-duration bonds – those with more sensitivity to interest rates – generally outperformed shorter-duration bonds, and lower-rated bonds outpaced higher-quality bonds. Often during this fiscal year, the Funds’ leading individual contributors and detractors reflected these performance trends.

In all three Funds, for example, the strongest-performing securities were bonds affiliated with Puerto Rico. (Bonds issued by Puerto Rico and other US territories are generally fully tax-exempt for US residents.) In Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, Puerto Rico Electric Power Authority bonds were the leading individual performers. These bonds, yielding 5.25% and maturing in 2024, returned nearly 45% for the Funds, benefiting from investors’ increased optimism about the issuer’s debt restructuring efforts and the bonds’ relatively low valuation to begin the fiscal year. Meanwhile, Delaware Tax-Free Minnesota Intermediate Fund similarly benefited from a position in Puerto Rico general obligation debt, which gained 30%.

In addition, all three Funds benefited from exposure to senior-housing bonds that came into the fiscal year at depressed valuations but enjoyed strong results as investors eased their concerns about issuers’ credit quality. For example, nonrated bonds of Chosen Valley Care Center, a skilled-nursing facility in Chatwood, gained more than 25%, lifting the performance of Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund, while bonds for the senior living facility project in Apple Valley and the Deephaven Woods project gained more than 25% and close to 20%, respectively, boosting results for Delaware Tax-Free Minnesota Fund.

Further adding value for Delaware Minnesota High-Yield Municipal Bond Fund were bonds for

Stride Academy, a St. Cloud charter school. As the issuer’s underlying credit quality strengthened during the fiscal year, these bonds continued to gain in value, rising more than 40%.

In contrast, most of the Funds’ weakest-performing bonds – many of which still managed a small positive return – featured relatively high credit quality or short durations. In both Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund, for instance, holdings in pre-refunded state general obligation bonds produced a relatively flat return, lagging the overall market by several percentage points. Pre-refunded bonds, with their high degree of credit quality and short durations, were relative laggards in a market environment that rewarded bonds of lower quality and longer durations.

Meanwhile, AAA-rated Metropolitan Council (St. Paul) water-and-sewer debt gained only modestly for Delaware Tax-Free Minnesota Fund, while similarly high-rated debt for Hennepin County did the same for Delaware Tax-Free Minnesota Intermediate Fund.

For Delaware Minnesota High-Yield Municipal Bond Fund, University of Minnesota bonds’ modest return reflected their addition to the Fund’s portfolio at a relative high point for the market, leading to a lower return for the Fund’s fiscal year. A holding in pre-refunded bonds for the HealthEast Care System also lagged the benchmark.

Minnesota economic backdrop

Minnesota finished its 2021 fiscal year with $26.6 billion in its General Fund, outpacing earlier projections by more than 11% and representing a $2.9 billion swing from the budget deficit that had been projected in mid-2020. The state’s corporate tax revenues ended the fiscal year 38.4% above projections, while personal income taxes finished 12.4% higher. The state’s new biennial budget (which begins on July 1 of every odd-numbered year) is $52 billion, representing a 7.7% increase over the previous biennial budget. Of the new budget, about 41% represents spending on K-12 education and 36% on Human Services. The budget also includes $1 billion in tax relief related to COVID-19. In April 2021, Minnesota received $2.8 billion from the American Rescue Plan Act, and in 2020 the state received $1.9 billion in Coronavirus Aid, Relief, and Economic Security (CARES) Act funding. As of July 2021, the state’s unemployment rate was down to 3.9%, higher than the July 2019 rate of 3.1% but below the pandemic high of 11.3% in May 2020.

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. February 27, 1984)
Excluding sales charge	+4.05%	+2.69%	+3.65%	+6.00%
Including sales charge	-0.65%	+1.74%	+3.17%	+5.87%
Class C (Est. May 4, 1994)
Excluding sales charge	+3.35%	+1.94%	+2.88%	+3.91%
Including sales charge	+2.35%	+1.94%	+2.88%	+3.91%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+4.31%	+2.95%	—	+4.11%
Including sales charge	+4.31%	+2.95%	—	+4.11%
Bloomberg Municipal Bond Index	+3.40%	+3.30%	+4.05%	+4.34%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 8. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

Performance summaries
Delaware Tax-Free Minnesota Fund

[2]

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.60% of the Fund’s average daily net assets from September 1, 2020 to August 31, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	0.93%	1.68%	0.68%
Net expenses (including fee
waivers, if any)	0.85%	1.60%	0.60%
Type of waiver	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

Performance of a $10,000 investment1

Class A shares
Average annual total returns from August 31, 2011 through August 31, 2021

For period beginning August 31, 2011 through August 31, 2021	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$14,874
Delaware Tax-Free Minnesota Fund – Class A shares	$9,550	$13,664

Institutional Class shares
Average annual total returns from December 31, 2013 (inception date) through August 31, 2021

For period beginning December 31, 2013 through August 31, 2021	Starting value	Ending value
Delaware Tax-Free Minnesota Fund – Institutional Class shares	$10,000	$13,621
Bloomberg Municipal Bond Index	$10,000	$13,550

Performance summaries
Delaware Tax-Free Minnesota Fund

[1]

The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2011, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2011.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 6 through 10.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Gross domestic product, mentioned on page 2, is a measure of all goods and services produced by a nation in a year.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class C	DMOCX	928918408
Institutional Class	DMNIX	928918705

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. October 27, 1985)
Excluding sales charge	+3.13%	+2.32%	+2.98%	+4.58%
Including sales charge	+0.33%	+1.75%	+2.70%	+4.50%
Class C (Est. May 4, 1994)
Excluding sales charge	+2.26%	+1.43%	+2.10%	+3.15%
Including sales charge	+1.26%	+1.43%	+2.10%	+3.15%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+3.29%	+2.45%	–	+3.32%
Including sales charge	+3.29%	+2.45%	–	+3.32%
Bloomberg 3–15 Year Blend Municipal Bond
Index	+2.75%	+3.05%	+3.57%	+3.80%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]

Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 13. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. This fee was contractually limited to 0.15% of average daily net assets from September 1, 2020 through August 31, 2021.* Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund

conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

[2]

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.56% of the Fund’s average daily net assets from September 1, 2020 to August 31, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	1.02%	1.77%	0.77%
Net expenses (including fee waivers, if any)	0.71%	1.56%	0.56%
Type of waiver	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

Performance of a $10,000 investment1

Class A shares
Average annual total returns from August 31, 2011 through August 31, 2021

For period beginning August 31, 2011 through August 31, 2021	Starting value	Ending value
Bloomberg 3–15 Year Blend Municipal Bond Index	$10,000	$14,195
Delaware Tax-Free Minnesota Intermediate Fund — Class A shares	$9,725	$13,054

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund

Institutional Class shares
Average annual total returns from December 31, 2013 (inception date) through August 31, 2021

For period beginning December 31, 2013 through August 31, 2021	Starting value	Ending value
Bloomberg 3–15 Year Blend Municipal Bond Index	$10,000	$13,141
Delaware Tax-Free Minnesota Intermediate Fund — Institutional Class shares	$10,000	$12,845

[1]

The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2011, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg 3-15 Year Blend Municipal Bond Index as of August 31, 2011.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg 3-15 Year Blend Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 13. Please note additional details on pages 11 through 15.

The Bloomberg 3-15 Year Blend Municipal Bond Index measures the total return performance of investment grade, US tax-exempt bonds with maturities from 2 to 17 years.

Gross domestic product, mentioned on page 2, is a measure of all goods and services produced by a nation in a year.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class C	DVSCX	928930205
Institutional Class	DMIIX	92910U109

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. June 4, 1996)
Excluding sales charge	+5.71%	+3.28%	+4.10%	+4.95%
Including sales charge	+0.94%	+2.34%	+3.63%	+4.76%
Class C (Est. June 7, 1996)
Excluding sales charge	+4.92%	+2.51%	+3.33%	+4.17%
Including sales charge	+3.92%	+2.51%	+3.33%	+4.17%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+5.89%	+3.54%	—	+4.64%
Including sales charge	+5.89%	+3.54%	—	+4.64%
Bloomberg Municipal Bond Index	+3.40%	+3.30%	+4.05%	+4.34%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]

Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 18. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.64% of the Fund’s average daily net assets from September 1, 2020 to August 31, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	0.97%	1.72%	0.72%
Net expenses (including fee
waivers, if any)	0.89%	1.64%	0.64%
Type of waiver	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

Performance of a $10,000 investment1

Class A shares
Average annual total returns from August 31, 2011 through August 31, 2021

For period beginning August 31, 2011 through August 31, 2021	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$14,874
Delaware Minnesota High-Yield Municipal Bond Fund — Class A
shares	$9,550	$14,285

Institutional Class shares
Average annual total returns from December 31, 2013 (inception date) through August 31, 2021

For period beginning December 31, 2013 through August 31, 2021	Starting value	Ending value
Delaware Minnesota High-Yield Municipal Bond Fund —
Institutional Class shares	$10,000	$14,158
Bloomberg Municipal Bond Index	$10,000	$13,550

[1]	The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2011, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2011.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 18. Please note additional details on pages 16 through 20.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Gross domestic product, mentioned on page 2, is a measure of all goods and services produced by a nation in a year.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class C	DVMMX	928928282
Institutional Class	DMHIX	928928175

Disclosure of Fund expenses
For the six-month period from March 1, 2021 to August 31, 2021 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2021 to August 31, 2021.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from March 1, 2021 to August 31, 2021 (Unaudited)

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/21	8/31/21	Expense Ratio	3/1/21 to 8/31/21*
Actual Fund return†
Class A	$1,000.00	$1,025.80	0.85%	$4.34
Class C	1,000.00	1,022.70	1.60%	8.16
Institutional Class	1,000.00	1,027.90	0.60%	3.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/21	8/31/21	Expense Ratio	3/1/21 to 8/31/21*
Actual Fund return†
Class A	$1,000.00	$1,023.80	0.71%	$3.62
Class C	1,000.00	1,019.40	1.56%	7.94
Institutional Class	1,000.00	1,024.50	0.56%	2.86
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.63	0.71%	$3.62
Class C	1,000.00	1,017.34	1.56%	7.93
Institutional Class	1,000.00	1,022.38	0.56%	2.85

Delaware Minnesota High-Yield Municipal Bond Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/21	8/31/21	Expense Ratio	3/1/21 to 8/31/21*
Actual Fund return†
Class A	$1,000.00	$1,032.30	0.89%	$4.56
Class C	1,000.00	1,028.40	1.64%	8.38
Institutional Class	1,000.00	1,033.60	0.64%	3.28
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.72	0.89%	$4.53
Class C	1,000.00	1,016.94	1.64%	8.34
Institutional Class	1,000.00	1,021.98	0.64%	3.26

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Fund	As of August 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.50%
Corporate Revenue Bonds	1.38%
Education Revenue Bonds	18.07%
Electric Revenue Bonds	7.57%
Healthcare Revenue Bonds	22.84%
Housing Revenue Bonds	0.54%
Lease Revenue Bonds	2.72%
Local General Obligation Bonds	13.16%
Pre-Refunded/Escrowed to Maturity Bonds	7.13%
Special Tax Revenue Bonds	3.19%
State General Obligation Bonds	12.88%
Transportation Revenue Bonds	6.16%
Water & Sewer Revenue Bonds	2.86%
Short-Term Investments	1.08%
Total Value of Securities	99.58%
Receivables and Other Assets Net of Liabilities	0.42%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.37%
Minnesota	95.28%
Puerto Rico	3.59%
US Virgin Islands	0.34%
Total Value of Securities	99.58%

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.70%
Corporate Revenue Bond	1.00%
Education Revenue Bonds	15.00%
Electric Revenue Bonds	5.98%
Healthcare Revenue Bonds	23.12%
Housing Revenue Bonds	0.66%
Lease Revenue Bonds	4.16%
Local General Obligation Bonds	17.24%
Pre-Refunded/Escrowed to Maturity Bonds	5.01%
Special Tax Revenue Bonds	3.09%
State General Obligation Bonds	15.78%
Transportation Revenue Bonds	5.44%
Water & Sewer Revenue Bonds	2.22%
Short-Term Investments	0.88%
Total Value of Securities	99.58%
Receivables and Other Assets Net of Liabilities	0.42%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.74%
Minnesota	96.13%
Puerto Rico	2.71%
Total Value of Securities	99.58%

Security type / sector / state / territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.00%
Corporate Revenue Bonds	1.86%
Education Revenue Bonds	22.79%
Electric Revenue Bonds	5.34%
Healthcare Revenue Bonds	30.98%
Housing Revenue Bonds	1.70%
Lease Revenue Bonds	1.99%
Local General Obligation Bonds	7.74%
Pre-Refunded/Escrowed to Maturity Bonds	4.71%
Special Tax Revenue Bonds	4.42%
State General Obligation Bonds	8.41%
Transportation Revenue Bonds	5.06%
Water & Sewer Revenue Bonds	1.00%
Short-Term Investments	3.42%
Total Value of Securities	99.42%
Receivables and Other Assets Net of Liabilities	0.58%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	94.80%
Puerto Rico	4.62%
Total Value of Securities	99.42%

Schedules of investments
Delaware Tax-Free Minnesota Fund	August 31, 2021

	Principal amount°	Value (US $)
Municipal Bonds – 98.50%
Corporate Revenue Bonds – 1.38%
Cottonwood Revenue
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	$1,029,200
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	7,250,000	7,393,260
		8,422,460
Education Revenue Bonds – 18.07%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	915,239
Series A 4.25% 7/1/47	1,550,000	1,674,852
Series A 4.375% 7/1/52	400,000	433,264
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,406,674
Series A 5.00% 3/1/39	385,000	407,103
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	268,528
Series A 5.00% 7/1/45	1,390,000	1,477,278
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	2,000,000	2,242,680
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	786,744
Series A 5.00% 11/1/48	2,800,000	3,103,968
Duluth Independent School District No. 709 Certificates of
Participation
Series B 5.00% 2/1/28	350,000	432,870
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	461,032
Series A 5.375% 8/1/50	1,690,000	1,952,271
Series A 5.50% 8/1/36	580,000	608,472
Series A 5.75% 8/1/44	1,190,000	1,250,524
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	835,602
Series A 5.00% 7/1/47	2,290,000	2,476,933

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	$617,891
Series A 5.00% 7/1/44	1,770,000	1,865,297
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	967,447
Series A 5.00% 7/1/47	2,300,000	2,470,039
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	504,173
5.50% 8/1/49	2,260,000	2,424,935
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	6,126,073
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,415,600
5.00% 5/1/47	250,000	279,583
(Carleton College)
4.00% 3/1/35	1,000,000	1,135,530
4.00% 3/1/36	415,000	471,008
5.00% 3/1/44	2,110,000	2,530,903
(College of St. Benedict)
Series 8-K 4.00% 3/1/43	1,000,000	1,078,650
(College of St. Scholastica)
4.00% 12/1/29	280,000	336,568
4.00% 12/1/30	290,000	345,947
4.00% 12/1/33	500,000	588,495
4.00% 12/1/34	500,000	586,805
4.00% 12/1/40	1,200,000	1,387,056
(Gustavus Adolphus College)
5.00% 10/1/47	5,600,000	6,681,864
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	1,045,398
Series A 5.00% 10/1/35	875,000	1,060,815
Series A 5.00% 10/1/45	2,120,000	2,519,578
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	580,470
Series 8-I 5.00% 10/1/33	250,000	290,060
(St. Olaf College)
3.00% 10/1/41	1,585,000	1,743,579

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
4.00% 10/1/46	750,000	$890,040
4.00% 10/1/50	565,000	668,050
Series 8-G 5.00% 12/1/31	745,000	871,948
Series 8-G 5.00% 12/1/32	670,000	783,431
Series 8-N 4.00% 10/1/35	500,000	568,725
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,064,453
Series B 5.00% 10/1/38	1,000,000	1,113,450
Series B 5.00% 10/1/39	170,000	188,821
Series B 5.00% 10/1/40	625,000	693,594
Series B 5.00% 10/1/47	1,060,000	1,165,597
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,709,434
4.00% 10/1/37	750,000	881,685
4.00% 10/1/44	1,255,000	1,451,997
5.00% 10/1/40	500,000	627,735
Series 8-L 5.00% 4/1/35	1,250,000	1,455,637
Series A 4.00% 10/1/34	400,000	461,480
Series A 4.00% 10/1/36	500,000	574,955
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	1,000,000	1,032,280
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	551,434
Series A 5.00% 9/1/44	1,165,000	1,221,747
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	875,000	798,796
St. Paul Housing & Redevelopment Authority Charter School Lease
Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,945,000	2,094,843
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	331,077
Series A 144A 5.50% 7/1/52 #	735,000	831,741
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	750,000	904,927
Series A 5.75% 9/1/46	1,000,000	1,166,090

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease
Revenue
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	$531,260
Series A 4.125% 9/1/47	1,750,000	1,849,977
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	1,440,000	1,594,685
University of Minnesota
Series A 5.00% 11/1/32	985,000	1,322,894
Series A 5.00% 4/1/34	925,000	1,097,022
Series A 5.00% 9/1/34	2,625,000	3,228,566
Series A 5.00% 4/1/35	3,175,000	3,765,455
Series A 5.00% 4/1/36	2,650,000	3,142,821
Series A 5.00% 4/1/37	1,125,000	1,334,216
Series A 5.00% 9/1/40	1,560,000	1,898,520
Series A 5.00% 9/1/41	1,750,000	2,129,103
Series A 5.00% 4/1/44	3,000,000	3,762,990
		110,549,274
Electric Revenue Bonds – 7.57%
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	350,000	413,182
Series A 5.00% 10/1/30	1,150,000	1,357,598
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,127,030
5.00% 10/1/29	395,000	449,893
5.00% 10/1/30	500,000	569,485
5.00% 10/1/33	1,205,000	1,370,471
5.00% 10/1/47	2,000,000	2,371,200
Series A 5.00% 10/1/30	1,060,000	1,207,308
Series A 5.00% 10/1/34	750,000	852,248
Series A 5.00% 10/1/35	1,525,000	1,730,905
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	639,322
5.00% 1/1/28	560,000	667,874
5.00% 1/1/29	805,000	954,783
5.00% 1/1/30	520,000	611,505
5.00% 1/1/31	200,000	240,976
5.00% 1/1/32	210,000	252,710
5.00% 1/1/35	160,000	191,725
5.00% 1/1/36	180,000	214,927

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/41	400,000	$475,280
Series A 5.00% 1/1/25	125,000	132,621
Series A 5.00% 1/1/26	425,000	450,560
Series A 5.00% 1/1/31	520,000	551,132
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	421,400
Series AAA 5.25% 7/1/25 ‡	250,000	245,938
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,844,531
Series WW 5.00% 7/1/28 ‡	1,775,000	1,739,500
Series WW 5.25% 7/1/33 ‡	1,250,000	1,229,687
Series XX 4.75% 7/1/26 ‡	260,000	253,825
Series XX 5.25% 7/1/40 ‡	750,000	737,812
Series XX 5.75% 7/1/36 ‡	925,000	915,750
Series ZZ 4.75% 7/1/27 ‡	210,000	205,013
Series ZZ 5.25% 7/1/24 ‡	350,000	344,313
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,669,076
Series A 5.00% 12/1/47	2,265,000	2,688,396
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,530,172
Series A 5.00% 1/1/42	1,500,000	1,817,130
Series A 5.00% 1/1/46	2,000,000	2,321,380
Series A 5.00% 1/1/47	3,130,000	3,766,579
Southern Minnesota Municipal Power Agency Revenue Capital
Appreciation
Series A 4.965% 1/1/25 ^	5,000,000	4,888,300
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,418,163
Series A 4.00% 10/1/31	885,000	1,011,785
Series A 4.00% 10/1/33	365,000	414,341
		46,295,826
Healthcare Revenue Bonds – 22.84%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,162,843
5.375% 11/1/34	320,000	344,566
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path Project)
5.00% 9/1/43	465,000	491,100
5.00% 9/1/58	3,220,000	3,381,419

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	$1,285,514
2nd Tier Series B 5.25% 1/1/37	480,000	422,266
4th Tier Series D 7.00% 1/1/37	1,585,000	1,293,328
4th Tier Series D 7.25% 1/1/52	2,580,000	2,000,945
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	2,350,000	2,501,246
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	470,259
5.00% 6/1/48	1,000,000	1,039,630
5.00% 6/1/53	2,450,000	2,544,962
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	582,695
4.00% 11/1/41	800,000	918,776
5.00% 11/1/26	500,000	565,165
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
5.00% 9/1/44	500,000	530,250
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	105,225
5.00% 5/1/44	1,500,000	1,568,835
5.00% 5/1/51	1,585,000	1,647,243
Dakota County Community Development Agency Senior Housing
Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	286,869
Series A 144A 5.00% 8/1/46 #	2,380,000	2,432,931
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	743,403
Series A 5.00% 4/1/40	705,000	717,076
Series A 5.00% 4/1/48	315,000	319,429
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	2,300,460
Series A 5.00% 2/15/48	1,850,000	2,224,347

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	3,750,000	$3,883,462
6.00% 6/15/39	3,570,000	3,693,094
Series A 3.00% 6/15/44	850,000	877,251
Series A 4.00% 6/15/34	215,000	254,306
Series A 4.00% 6/15/36	990,000	1,154,217
Series A 4.00% 6/15/37	380,000	437,597
Series A 4.00% 6/15/38	150,000	175,460
Series A 4.00% 6/15/39	150,000	174,818
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	509,425
4.00% 4/1/25	660,000	671,708
4.00% 4/1/31	60,000	60,701
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	670,712
5.75% 2/1/44	500,000	510,025
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	575,000	580,244
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,253,320
5.00% 5/1/27	1,400,000	1,719,200
5.00% 5/1/29	1,000,000	1,216,430
5.00% 5/1/30	850,000	1,028,288
5.00% 5/1/31	500,000	602,525
5.00% 5/1/32	500,000	601,015
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,146,590
5.00% 9/1/32	1,000,000	1,144,760
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project)
5.00% 7/1/54	3,500,000	3,732,155
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	6,376,664
Series A 5.00% 11/15/33	825,000	993,298
Series A 5.00% 11/15/34	500,000	582,385
Series A 5.00% 11/15/35	1,000,000	1,256,920

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/44	1,000,000	$1,160,290
Series A 5.00% 11/15/49	3,475,000	4,251,454
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	508,670
5.25% 11/1/45	1,950,000	1,981,200
5.375% 11/1/50	455,000	462,817
Minneapolis – St. Paul Housing & Redevelopment Authority Health
Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/28	1,550,000	1,914,932
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	435,044
Series A 5.00% 11/1/32	330,000	333,871
Series A 5.00% 11/1/42	1,250,000	1,264,662
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	2,980,000	3,204,692
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,622,728
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,306,944
Series A 5.30% 9/1/37	1,200,000	1,236,864
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	1,350,000	1,363,824
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	968,244
5.00% 9/1/24	575,000	647,059
5.00% 9/1/25	750,000	838,995
5.00% 9/1/26	575,000	641,113
5.00% 9/1/27	405,000	450,060
5.00% 9/1/28	425,000	469,379
5.00% 9/1/29	425,000	467,900
5.00% 9/1/34	730,000	790,831

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	5,315,000	$6,090,458
5.00% 5/1/48	5,090,000	6,272,305
Series A 4.00% 5/1/37	965,000	1,085,403
Series A 5.00% 5/1/46	3,715,000	4,384,629
St. Paul Housing & Redevelopment Authority Health Care Facilities
Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,810,566
Series A 5.00% 11/15/47	1,560,000	1,893,778
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,580,204
Series A 5.00% 7/1/32	3,000,000	3,510,960
Series A 5.00% 7/1/33	1,260,000	1,473,028
St. Paul Housing & Redevelopment Authority Housing & Health Care
Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	3,100,000	3,123,095
St. Paul Housing & Redevelopment Authority Multifamily Housing
Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,670
Series A 5.375% 5/1/43	500,000	500,435
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	527,040
4.00% 8/1/44	800,000	841,880
5.00% 8/1/49	1,000,000	1,079,560
5.00% 8/1/54	875,000	942,051
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	255,218
4.75% 11/1/52	750,000	765,277
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	852,227
4.65% 7/1/26	540,000	541,431
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	529,265

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,605,000	$1,688,845
		139,757,250
Housing Revenue Bonds – 0.54%
Minnesota Housing Finance Agency
Series I 2.00% 7/1/40	690,000	688,399
Series I 2.20% 1/1/51	1,290,000	1,276,068
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program)
5.50% 7/1/45	1,330,000	1,373,664
		3,338,131
Lease Revenue Bonds – 2.72%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,346,475
Series A 5.00% 6/1/43	3,835,000	4,118,445
Series B 5.00% 3/1/28	2,500,000	2,559,400
Series B 5.00% 3/1/29	1,000,000	1,023,710
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,769,545
Series C 5.00% 8/1/35	1,645,000	1,857,452
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities Funding
Project)
Series A 5.00% 8/1/35	3,960,000	3,975,801
		16,650,828
Local General Obligation Bonds – 13.16%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	812,543
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,706,730
Series A 4.00% 2/1/43	3,500,000	3,950,310
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,026,242
Series A 4.00% 2/1/29	1,800,000	2,003,562

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chaska Independent School District No. 112
(School Building)
Series A 5.00% 2/1/27	1,905,000	$2,282,285
Duluth
(DECC Improvement)
Series A 5.00% 2/1/30	630,000	749,599
Series A 5.00% 2/1/32	1,000,000	1,188,390
Series A 5.00% 2/1/33	3,585,000	4,255,216
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	183,630
Series A 4.00% 2/1/28	1,250,000	1,430,213
Hennepin County
Series A 5.00% 12/1/26	2,635,000	3,254,093
Series A 5.00% 12/1/33	2,000,000	2,687,860
Series A 5.00% 12/1/36	940,000	1,149,921
Series A 5.00% 12/1/37	5,495,000	6,770,095
Series A 5.00% 12/1/38	3,310,000	4,102,778
Series B 5.00% 12/1/30	1,000,000	1,230,280
Series C 5.00% 12/1/28	1,500,000	1,952,970
Series C 5.00% 12/1/30	1,245,000	1,531,699
Series C 5.00% 12/1/37	3,000,000	3,664,740
Lakeville Independent School District No. 194
Series B 4.00% 2/1/28	1,975,000	2,379,124
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/30	445,000	514,687
Marshall
Series B 4.00% 4/1/28	275,000	332,307
Series B 4.00% 4/1/29	285,000	350,445
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	450,000	536,382
Series A 4.00% 2/1/37	600,000	713,292
Series A 4.00% 2/1/38	625,000	741,406
Series A 5.00% 2/1/33	1,420,000	2,006,347
Series B 4.00% 2/1/36	945,000	1,126,402
Series B 4.00% 2/1/37	1,255,000	1,491,969
Series B 4.00% 2/1/38	1,305,000	1,548,056
(School Building)
Series B 4.00% 2/1/37	1,000,000	1,210,250

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/43	3,000,000	$3,394,320
Mountain Iron-Buhl Independent School District No. 712
(School Building)
Series A 4.00% 2/1/26	1,315,000	1,515,551
St. Michael-Albertville Independent School District No. 885
(School Building)
Series A 5.00% 2/1/27	1,865,000	2,243,427
Virginia, Minnesota Sales Tax Revenue
(General Obligation Sales Tax)
Series A 4.00% 2/1/35 (AGM)	500,000	575,310
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,403,004
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	10,645,000	11,505,648
		80,521,083
Pre-Refunded/Escrowed to Maturity Bonds – 7.13%
Dakota & Washington Counties Housing & Redevelopment Authority
Single Family Residential Mortgage Revenue
(City of Bloomington)
Series B 8.375% 9/1/21	14,115,000	14,115,000
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24-21 §	2,555,000	2,565,092
Series A Unrefunded Balance 5.00% 10/1/27-21 §	5,200,000	5,220,540
(State Trunk Highway)
Series B 5.00% 10/1/29-21 §	5,000,000	5,019,750
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22 §	350,000	368,281
Series 7-Q 5.00% 10/1/24-22 §	475,000	499,809
Series 7-Q 5.00% 10/1/27-22 §	200,000	210,446
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School)
Series A 144A 5.00% 8/1/22 #	2,355,000	2,458,149
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27-23 §	295,000	327,084
Series B 5.00% 12/1/28-23 §	275,000	304,909
Series B 5.00% 12/1/31-23 §	1,365,000	1,513,457
Series B 5.00% 12/1/33-23 §	300,000	332,628

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/24-23 §	295,000	$320,630
5.00% 7/1/33-23 §	650,000	706,472
St. Paul Housing & Redevelopment Authority Hospital Facility
Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	1,083,855
Series A 5.00% 11/15/30-25 §	670,000	798,004
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	4,451,160
Series A 5.00% 1/1/46-24 §	3,000,000	3,338,370
		43,633,636
Special Tax Revenue Bonds – 3.19%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,042,570
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/30	250,000	270,860
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	10,200,000	11,672,880
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	748,488
Series G 5.00% 11/1/31	1,500,000	1,713,585
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien)
5.00% 10/1/29 (AGM)	2,000,000	2,065,400
		19,513,783
State General Obligation Bonds – 12.88%
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	2,530,000	2,337,087
Minnesota
(State Trunk Highway)
Series E 5.00% 10/1/26	3,395,000	4,181,384
(Various Purposes)
Series A 5.00% 8/1/27	7,590,000	8,969,179
Series A 5.00% 8/1/29	3,200,000	3,780,096
Series A 5.00% 8/1/30	14,480,000	18,209,921

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series A 5.00% 8/1/32	3,875,000	$4,397,195
Series A 5.00% 8/1/33	3,750,000	4,894,606
Series A 5.00% 10/1/33	3,000,000	3,743,550
Series A 5.00% 8/1/35	5,975,000	7,706,044
Series A 5.00% 8/1/38	5,335,000	6,863,632
Series A 5.00% 8/1/40	1,750,000	2,292,465
Series A Unrefunded Balance 4.00% 8/1/27	955,000	987,947
Series D 5.00% 8/1/26	6,000,000	7,351,320
Series D 5.00% 8/1/27	2,525,000	3,081,283
		78,795,709
Transportation Revenue Bonds – 6.16%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series A 5.00% 1/1/32	1,245,000	1,506,836
Series C 5.00% 1/1/29	410,000	501,221
Series C 5.00% 1/1/33	850,000	1,028,551
Series C 5.00% 1/1/36	600,000	723,306
Series C 5.00% 1/1/41	600,000	721,482
Series C 5.00% 1/1/46	1,595,000	1,918,434
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,104,550
Series A 5.00% 1/1/44	3,000,000	3,733,980
Series A 5.00% 1/1/49	5,000,000	6,204,200
Series B 5.00% 1/1/26	575,000	584,108
Series B 5.00% 1/1/27	1,160,000	1,178,374
Series B 5.00% 1/1/28	2,750,000	2,793,092
Series B 5.00% 1/1/29	120,000	121,864
Series B 5.00% 1/1/30	1,675,000	1,700,845
Series B 5.00% 1/1/31	1,750,000	1,777,003
Series B 5.00% 1/1/44 (AMT)	3,595,000	4,465,601
Series B 5.00% 1/1/49 (AMT)	6,150,000	7,595,619
		37,659,066
Water & Sewer Revenue Bonds – 2.86%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,240,769
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,490,096

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 5.00% 9/1/25	2,000,000	$2,095,000
Series C 4.00% 3/1/31	3,120,000	3,643,224
Series C 4.00% 3/1/32	3,225,000	3,755,867
Series E 5.00% 9/1/23	2,000,000	2,095,000
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,162,640
		17,482,596
Total Municipal Bonds (cost $566,515,166)		602,619,642

Short-Term Investments – 1.08%
Variable Rate Demand Notes – 1.08%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.02% 11/15/48 (LOC – Wells
Fargo Bank N.A.)	3,950,000	3,950,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health
Care Revenue
(Allina Health System)
Series B-1 0.01% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	2,630,000	2,630,000
Total Short-Term Investments (cost $6,580,000)		6,580,000
Total Value of Securities–99.58%
(cost $573,095,166)		$609,199,642

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $14,763,227, which represents 2.41% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

Schedules of investments
Delaware Tax-Free Minnesota Fund

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2021.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2021

	Principal
	amount°	Value (US $)
Municipal Bonds – 98.70%
Corporate Revenue Bond – 1.00%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	885,000	$902,488
		902,488
Education Revenue Bonds – 15.00%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	463,067
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	485,000	516,477
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	331,013
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	449,568
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	440,618
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/29	530,000	569,432
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	500,000	546,580
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	525,000	563,173
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	750,000	858,420
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	530,000
5.00% 10/1/35	555,000	675,302
(St. Catherine University)
Series A 5.00% 10/1/35	565,000	684,983
(St. John’s University)
Series 8-I 5.00% 10/1/31	130,000	151,226
(St. Olaf College)
3.00% 10/1/41	415,000	456,521
Series 8-G 5.00% 12/1/31	125,000	146,300

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/32	125,000	$146,163
(University of St. Thomas)
4.00% 10/1/36	300,000	353,676
5.00% 10/1/34	350,000	445,403
5.00% 10/1/35	750,000	952,792
Series 7-U 4.00% 4/1/26	1,400,000	1,476,776
Series A 5.00% 10/1/29	630,000	778,730
St. Paul Housing & Redevelopment Authority Charter School Lease
Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	340,000	366,194
(Great River School Project)
Series A 144A 5.25% 7/1/33 #	140,000	160,681
(Hmong College Prep Academy Project)
Series A 5.00% 9/1/40	1,000,000	1,215,580
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	260,000	287,929
		13,566,604
Electric Revenue Bonds – 5.98%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/23	1,000,000	1,015,680
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	295,130
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	569,485
Series A 5.00% 10/1/30	240,000	273,353
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	176,676
5.00% 1/1/30	235,000	283,584
5.00% 1/1/31	350,000	411,425
Series A 5.00% 1/1/25	200,000	212,194
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	368,562
Series A 5.00% 12/1/29	500,000	612,525
Series A 5.00% 12/1/31	575,000	702,408
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	488,032
		5,409,054

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 23.12%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	270,000	$290,728
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	475,000	394,863
3rd Tier Series C 5.00% 1/1/32	400,000	305,404
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project)
Series A 5.50% 12/1/48	250,000	266,090
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	261,255
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	681,552
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	102,766
4.00% 9/1/39	100,000	100,912
Crookston Health Care Facilities Revenue
(RiverView Health Project)
5.00% 5/1/38	400,000	420,900
Dakota County Community Development Agency Senior Housing
Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	480,000	491,774
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	910,440
Series A 5.00% 2/15/48	390,000	468,917
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	776,692
Series A 4.00% 6/15/33	380,000	452,299
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	274,609
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	348,334	349,107

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	$563,330
5.00% 5/1/28	1,000,000	1,223,500
(North Memorial Health Care)
5.00% 9/1/31	320,000	366,909
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	583,060
Series A 5.00% 11/15/34	500,000	582,385
Series A 5.00% 11/15/35	500,000	628,460
Series A 5.00% 11/15/49	1,000,000	1,223,440
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	530,000	539,190
Minneapolis – St. Paul Housing & Redevelopment Authority Health
Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/27	1,205,000	1,491,585
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series C 4.50% 11/15/38 •	925,000	933,112
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,050,000
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	575,000	580,888
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	810,000	998,147
St. Paul Housing & Redevelopment Authority Health Care Facilities
Revenue
(Fairview Health Services)
Series A 5.00% 11/15/47	275,000	333,839
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/32	1,000,000	1,170,320
Series A 5.00% 7/1/33	200,000	233,814
St. Paul Housing & Redevelopment Authority Housing & Health Care
Facilities Revenue
(Episcopal Homes Project)
5.00% 5/1/33	500,000	507,215

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	$136,386
5.00% 8/1/35	150,000	163,529
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	522,485
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	529,265
		20,909,167
Housing Revenue Bonds – 0.66%
Minnesota Housing Finance Agency Residential Housing Finance
Series I 2.00% 7/1/40	300,000	299,304
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program)
5.50% 7/1/45	285,000	294,357
		593,661
Lease Revenue Bonds – 4.16%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,184,898
Series A 5.00% 6/1/43	715,000	767,846
Series B 5.00% 3/1/27	1,000,000	1,023,760
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	785,070
		3,761,574
Local General Obligation Bonds – 17.24%
Chaska Independent School District No. 112
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,195,140
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	286,042
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,834,980
Series A 5.00% 12/1/38	1,055,000	1,307,683
Series C 5.00% 12/1/30	1,500,000	1,845,420
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/30	2,365,000	3,217,535

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	220,000	$262,231
Series B 4.00% 2/1/36	465,000	554,262
Series B 4.00% 2/1/37	600,000	726,150
St. Michael-Albertville Independent School District No. 885
(School Building)
Series A 5.00% 2/1/27	500,000	601,455
Virginia, Minnesota
(General Obligation Sales Tax Revenue)
Series A 4.00% 2/1/38 (AGM)	1,000,000	1,142,380
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,420,000	2,615,657
		15,588,935
Pre-Refunded/Escrowed to Maturity Bonds – 5.01%
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24-21 §	1,000,000	1,003,950
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/22	425,000	447,198
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School)
Series A 144A 5.00% 8/1/22 #	325,000	339,235
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	196,523
Series A 5.00% 11/15/30-25 §	120,000	142,926
University of Minnesota
Series D 5.00% 12/1/26-21 §	1,000,000	1,012,130
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33-24 §	1,250,000	1,390,987
		4,532,949
Special Tax Revenue Bonds – 3.09%
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/27	150,000	166,051
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	955,097
Series A-1 4.75% 7/1/53	655,000	749,582
Series A-2 4.536% 7/1/53	378,000	427,522

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	435,000	$497,088
		2,795,340
State General Obligation Bonds – 15.78%
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	345,000	318,694
Minnesota
Series A 5.00% 8/1/30	450,000	578,295
Series A 5.00% 8/1/30	2,000,000	2,635,860
Series A 5.00% 8/1/33	285,000	365,219
Series A 5.00% 8/1/34	1,000,000	1,279,470
Series A 5.00% 8/1/35	2,000,000	2,600,600
Series A 5.00% 8/1/40	750,000	982,485
Series D 5.00% 8/1/26	2,500,000	3,063,050
Series D 5.00% 8/1/27	1,500,000	1,830,465
Series E 5.00% 10/1/26	500,000	615,815
		14,269,953
Transportation Revenue Bonds – 5.44%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series B 5.00% 1/1/26	710,000	721,246
Series B 5.00% 1/1/31	750,000	761,573
Series B 5.00% 1/1/44 (AMT)	1,600,000	1,987,472
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	485,644
Series A 4.00% 8/1/27	545,000	585,439
Series A 4.00% 8/1/28	350,000	374,332
		4,915,706
Water & Sewer Revenue Bonds – 2.22%
Guam Government Waterworks Authority Water & Wastewater
System Revenue
5.00% 7/1/37	575,000	670,226
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	659,750

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/32	585,000	$681,297
		2,011,273
Total Municipal Bonds (cost $84,654,906)		89,256,704

Short-Term Investments – 0.88%
Variable Rate Demand Note – 0.88%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health
Care Facilities Revenue
(Allina Health System) Series B-1 0.01% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	800,000	800,000
Total Short-Term Investments (cost $800,000)		800,000
Total Value of Securities–99.58%
(cost $85,454,906)		$90,056,704

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $1,894,178, which represents 2.09% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2021.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2021

	Principal
	amount°	Value (US $)
Municipal Bonds – 96.00%
Corporate Revenue Bonds – 1.86%
Cottonwood
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	$1,245,332
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	2,975,000	3,033,786
		4,279,118
Education Revenue Bonds – 22.79%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/37	850,000	919,878
Series A 4.25% 7/1/47	750,000	810,413
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/39	1,270,000	1,342,911
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	268,527
Series A 5.00% 7/1/45	230,000	244,442
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	1,000,000	1,121,340
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/48	1,000,000	1,108,560
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	762,425
Series A 5.75% 8/1/44	585,000	614,753
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	256,688
Series A 5.00% 7/1/47	710,000	767,957
(Parnassus Preparatory School Project)
Series A 5.00% 11/1/47	650,000	721,253
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	175,779
Series A 5.00% 7/1/44	495,000	521,651

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	$1,080,770
Series A 5.00% 7/1/47	800,000	859,144
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	796,830
144A 5.00% 8/1/53 #	570,000	608,538
5.25% 8/1/39	800,000	858,168
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,150,000	1,316,244
5.00% 5/1/47	1,500,000	1,677,495
(Carleton College)
4.00% 3/1/37	635,000	718,890
(Gustavus Adolphus College)
5.00% 10/1/47	1,000,000	1,193,190
(Macalester College)
3.00% 3/1/40	365,000	402,580
3.00% 3/1/43	325,000	354,880
4.00% 3/1/31	125,000	156,591
4.00% 3/1/32	155,000	192,557
4.00% 3/1/33	150,000	185,517
4.00% 3/1/34	150,000	184,976
4.00% 3/1/35	125,000	153,339
4.00% 3/1/36	125,000	152,716
4.00% 3/1/37	100,000	121,873
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	260,932
4.00% 5/1/25	200,000	208,396
4.00% 5/1/26	100,000	104,039
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	653,846
Series A 5.00% 10/1/32	715,000	874,023
Series A 5.00% 10/1/45	670,000	796,282
(St. John’s University)
Series 8-I 5.00% 10/1/34	215,000	249,041
(St. Olaf College)
3.00% 10/1/41	530,000	583,026
4.00% 10/1/50	935,000	1,105,535
Series 8-G 5.00% 12/1/31	205,000	239,932

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/32	205,000	$239,707
Series 8-N 4.00% 10/1/34	800,000	911,016
Series 8-N 4.00% 10/1/35	590,000	671,095
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	334,383
Series B 5.00% 10/1/39	770,000	855,247
(University of St. Thomas)
4.00% 10/1/37	500,000	587,790
4.00% 10/1/41	1,000,000	1,164,700
4.00% 10/1/44	950,000	1,099,121
Series A 4.00% 10/1/35	400,000	460,848
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/44	1,435,000	1,504,899
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	750,000	684,683
St. Paul Housing & Redevelopment Authority Charter School Lease
Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,750,000	1,884,820
(Great River School Project)
Series A 144A 5.50% 7/1/52 #	265,000	299,879
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	250,000	301,643
Series A 5.00% 9/1/55	1,000,000	1,192,990
Series A 5.75% 9/1/46	500,000	583,045
Series A 6.00% 9/1/51	3,500,000	4,113,445
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,349,400
Series A 4.125% 9/1/47	500,000	528,565
(Twin Cities Academy Project)
Series A 5.375% 7/1/50	1,500,000	1,662,330
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,508,326
Series A 5.00% 9/1/40	900,000	1,095,300
Series A 5.00% 9/1/41	620,000	754,311
Woodbury Charter School Lease Revenue
(MSA Building Company)
Series A 4.00% 12/1/50	450,000	490,743

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Woodbury Charter School Lease Revenue
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	660,000	$724,409
Series A 4.00% 7/1/56	575,000	629,223
		52,357,845
Electric Revenue Bonds – 5.34%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,521,825
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	519,425
Series A 5.00% 12/1/26	360,000	381,103
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	188,039
5.00% 10/1/28	500,000	569,485
5.00% 10/1/47	745,000	883,272
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	593,380
5.00% 1/1/28	500,000	590,560
5.00% 1/1/29	470,000	553,585
5.00% 1/1/33	225,000	270,187
5.00% 1/1/34	200,000	239,982
Series A 5.00% 1/1/24	335,000	355,612
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	161,700
Series AAA 5.25% 7/1/25 ‡	95,000	93,456
Series CCC 5.25% 7/1/27 ‡	650,000	639,438
Series WW 5.00% 7/1/28 ‡	585,000	573,300
Series XX 4.75% 7/1/26 ‡	105,000	102,506
Series XX 5.25% 7/1/40 ‡	295,000	290,206
Series XX 5.75% 7/1/36 ‡	370,000	366,300
Series ZZ 4.75% 7/1/27 ‡	85,000	82,981
Series ZZ 5.25% 7/1/24 ‡	130,000	127,888
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	547,897
Series A 5.00% 12/1/35	500,000	607,625
Series A 5.00% 12/1/36	520,000	630,734
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	467,228

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	$911,432
		12,269,146
Healthcare Revenue Bonds – 30.98%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	400,000	422,852
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	874,062
5.00% 9/1/43	535,000	565,029
5.00% 9/1/58	1,175,000	1,233,903
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	419,360
4th Tier Series D 7.00% 1/1/37	490,000	399,830
4th Tier Series D 7.25% 1/1/52	1,495,000	1,159,462
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project)
Series A 5.50% 12/1/48	1,280,000	1,362,381
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.25% 6/1/58	1,475,000	1,537,068
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project)
Series A 5.50% 11/1/35	645,000	640,685
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	252,280
5.00% 9/1/52	1,500,000	1,576,740
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,546,470
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/51	1,025,000	1,065,252
Dakota County Community Development Agency Senior Housing
Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/51 #	870,000	888,949

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	$341,151
Series A 5.00% 4/1/40	315,000	320,396
Series A 5.00% 4/1/48	185,000	187,601
Duluth Economic Development Authority
(Benedictine Health System)
Series A 4.00% 7/1/41	930,000	1,020,517
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,875,575
Series A 5.00% 2/15/48	1,590,000	1,911,736
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	2,000,000	2,071,180
6.00% 6/15/39	1,000,000	1,034,480
Series A 4.00% 6/15/38	400,000	458,936
Series A 4.00% 6/15/39	250,000	285,748
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	187,161
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	762,172
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	165,000	166,505
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,301,292
5.00% 5/1/26	1,300,000	1,554,644
5.00% 5/1/29	500,000	608,215
(North Memorial Health Care)
5.00% 9/1/30	610,000	701,024
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project)
5.00% 7/1/49	1,000,000	1,068,190
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,138,690
Series A 5.00% 11/15/33	1,200,000	1,399,344
Series A 5.00% 11/15/34	500,000	582,385
Series A 5.00% 11/15/44	1,000,000	1,160,290
Series A 5.00% 11/15/49	1,450,000	1,773,988

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.375% 11/1/50	1,700,000	$1,729,206
Minneapolis – St. Paul Housing & Redevelopment Authority Health
Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/29	415,000	512,152
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	503,220
4.20% 8/1/49	1,500,000	1,508,550
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	185,484
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	1,790,000	1,832,709
Rochester, Minnesota
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	950,000	1,021,630
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,108,415
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	825,000	833,448
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	137,565
5.00% 9/1/34	105,000	113,749
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	286,475
5.00% 5/1/48	3,900,000	4,805,892
Series A 4.00% 5/1/37	1,440,000	1,619,669
Series A 5.00% 5/1/46	2,000,000	2,360,500
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project)
5.00% 7/1/55	1,000,000	1,027,100

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities
Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	$739,925
Series A 5.00% 11/15/47	485,000	588,770
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,462,019
Series A 5.00% 7/1/29	1,000,000	1,172,820
Series A 5.00% 7/1/32	900,000	1,053,288
Series A 5.00% 7/1/33	1,540,000	1,800,368
St. Paul Housing & Redevelopment Authority Housing & Health Care
Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,712,665
Series A 5.15% 11/1/42	775,000	775,744
St. Paul Housing & Redevelopment Authority Multifamily Housing
Revenue
(Marian Center Project)
Series A 5.375% 5/1/43	1,000,000	1,000,870
St. Paul Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/36	1,000,000	1,219,060
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project)
5.00% 8/1/39	1,500,000	1,501,080
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
4.00% 8/1/38	500,000	529,365
4.00% 8/1/39	400,000	423,028
4.00% 8/1/44	350,000	368,323
5.00% 8/1/54	350,000	376,820
		71,165,452
Housing Revenue Bonds – 1.70%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project)
5.00% 5/1/54	1,000,000	1,059,320
Minneapolis – St. Paul Housing Finance Board Single Family
Mortgage-Backed Securities Program
(City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	296	297
Minnesota Housing Finance Agency
Series I 2.20% 1/1/51	680,000	672,656

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure)
Series C 5.00% 8/1/33	100,000	$113,195
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program)
5.50% 7/1/45	1,275,000	1,316,858
Stillwater Multifamily Housing Revenue
(Orleans Homes Project)
5.50% 2/1/42 (AMT)	750,000	750,795
		3,913,121
Lease Revenue Bonds – 1.99%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,885,065
Series A 5.00% 6/1/43	1,000,000	1,073,910
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure)
Series C 5.00% 8/1/32	1,415,000	1,602,586
		4,561,561
Local General Obligation Bonds – 7.74%
Anoka-Hennepin Independent School District No. 11
Series A 3.00% 2/1/43	500,000	541,695
Duluth General Obligation Entertainment Convention Center
Improvement
Series A 5.00% 2/1/34	1,000,000	1,185,040
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	504,984
Series A 4.20% 3/1/34	750,000	805,522
Hennepin County
Series A 5.00% 12/1/33	1,560,000	2,096,531
Series A 5.00% 12/1/37	910,000	1,130,001
Series C 5.00% 12/1/37	2,500,000	3,053,950
Lakeville Independent School District No. 194
Series B 4.00% 2/1/29	1,625,000	1,992,656
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,158,080
Series A 5.00% 2/1/29	1,000,000	1,156,600
Series A 5.00% 2/1/31	1,000,000	1,156,230
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	160,000	190,714
Series A 4.00% 2/1/37	215,000	255,596

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Minneapolis Special School District No. 1
Series A 4.00% 2/1/38	220,000	$260,975
Series B 4.00% 2/1/36	335,000	399,307
Series B 4.00% 2/1/37	445,000	529,025
Series B 4.00% 2/1/38	465,000	551,606
Wayzata Independent School District No. 284
(School Building)
Series A 5.00% 2/1/28	650,000	801,002
		17,769,514
Pre-Refunded/Escrowed to Maturity Bonds – 4.71%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/43-23 §	500,000	547,035
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24-21 §	985,000	988,891
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22 §	325,000	341,975
Series 7-Q 5.00% 10/1/26-22 §	280,000	294,624
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School)
Series A 144A 5.00% 8/1/22 #	1,520,000	1,586,576
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	363,933
5.00% 7/1/27-23 §	245,000	266,286
5.00% 7/1/28-23 §	225,000	244,548
St. Paul Housing & Redevelopment Authority Charter School Lease
Revenue
(Nova Classical Academy Project)
Series A 6.625% 9/1/42-21 §	1,500,000	1,500,000
St. Paul Housing & Redevelopment Authority Hospital Facility
Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	327,539
Series A 5.00% 11/15/30-25 §	205,000	244,165
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24 §	500,000	556,395
Series A 5.00% 1/1/33-24 §	750,000	834,592
Series A 5.00% 1/1/34-24 §	450,000	500,756

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/40-24 §	2,000,000	$2,225,580
		10,822,895
Special Tax Revenue Bonds – 4.42%
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/31	250,000	269,413
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	205,722
4.00% 3/1/30	260,000	266,276
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	722,330
4.00% 3/1/27	650,000	668,304
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,155,000	3,610,582
Series A-1 5.00% 7/1/58	275,000	318,409
Series A-2 4.536% 7/1/53	3,000,000	3,393,030
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	685,638
		10,139,704
State General Obligation Bonds – 8.41%
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	920,000	849,850
Minnesota
Series A 5.00% 8/1/27	750,000	886,283
Series A 5.00% 8/1/29	1,000,000	1,181,280
Series A 5.00% 8/1/30	1,250,000	1,606,375
Series A 5.00% 8/1/33	660,000	845,770
Series A 5.00% 8/1/34	2,185,000	2,795,642
Series A 5.00% 8/1/35	1,000,000	1,300,300
Series D 5.00% 8/1/26	1,000,000	1,225,220
Series D 5.00% 8/1/27	1,000,000	1,220,310
Series E 5.00% 10/1/26	1,085,000	1,336,319
(Various Purposes)
Series A 5.00% 8/1/32	1,915,000	2,173,065
Series A 5.00% 8/1/38	1,000,000	1,270,290

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series A 5.00% 8/1/38	2,000,000	$2,632,500
		19,323,204
Transportation Revenue Bonds – 5.06%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series C 5.00% 1/1/46	185,000	222,514
(Subordinate)
Series A 5.00% 1/1/32	500,000	552,890
Series A 5.00% 1/1/49	1,500,000	1,861,260
Series B 5.00% 1/1/29	2,130,000	2,163,079
Series B 5.00% 1/1/44 (AMT)	4,000,000	4,968,680
Series B 5.00% 1/1/49 (AMT)	1,500,000	1,852,590
		11,621,013
Water & Sewer Revenue Bonds – 1.00%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,126,830
Series C 4.00% 3/1/32	1,000,000	1,164,610
		2,291,440
Total Municipal Bonds (cost $207,844,606)		220,514,013

Short-Term Investments – 3.42%
Variable Rate Demand Notes – 3.42%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.02% 11/15/48 (LOC – Wells
Fargo Bank N.A.)	3,200,000	3,200,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health
Care Revenue
(Allina Health System)
Series B-1A 0.01% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	3,650,000	3,650,000

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis – St. Paul Housing & Redevelopment Authority Health
Care Revenue
(Allina Health System)
Series B-2 0.01% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	1,005,000	$1,005,000
Total Short-Term Investments (cost $7,855,000)		7,855,000
Total Value of Securities–99.42%
(cost $215,699,606)		$228,369,013

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $8,459,890, which represents 3.68% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2021.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities	August 31, 2021

			Delaware
			Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Assets:
Investments, at value*	$609,199,642	$90,056,704	$228,369,013
Cash	146,559	125,894	287,364
Interest receivable	6,723,592	866,878	2,431,944
Receivable for fund shares sold	445,016	1,385	176,586
Total Assets	616,514,809	91,050,861	231,264,907
Liabilities:
Payable for securities purchased	3,073,990	452,310	744,865
Payable for fund shares redeemed	956,208	56,442	576,799
Investment management fees payable to
affiliates	248,103	31,585	92,337
Distribution payable	194,007	14,830	17,324
Distribution fees payable to affiliates	94,603	10,654	36,079
Dividend disbursing and transfer agent
fees and expenses payable to
non-affiliates	60,877	10,528	25,885
Other accrued expenses	58,040	16,473	32,394
Accounting and administration expenses
payable to non-affiliates	32,764	15,894	20,294
Audit and tax fees payable	4,950	4,950	4,950
Dividend disbursing and transfer agent
fees and expenses payable to affiliates	4,437	657	1,662
Accounting and administration expenses
payable to affiliates	2,190	614	1,033
Trustees’ fees and expenses payable to
affiliates	1,798	266	670
Legal fees payable to affiliates	1,537	228	573
Reports and statements to shareholders
expenses payable to affiliates	745	110	280
Total Liabilities	4,734,249	615,541	1,555,145
Total Net Assets	$611,780,560	$90,435,320	$229,709,762

Net Assets Consist of:
Paid-in capital	$576,138,172	$85,993,759	$217,735,288
Total distributable earnings (loss)	35,642,388	4,441,561	11,974,474
Total Net Assets	$611,780,560	$90,435,320	$229,709,762

Statements of assets and liabilities

			Delaware
			Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Net Asset Value

Class A:
Net assets	$375,799,001	$63,499,498	$112,606,029
Shares of beneficial interest outstanding,
unlimited authorization, no par	29,579,246	5,659,465	9,933,434
Net asset value per share	$12.70	$11.22	$11.34
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset
value per share / (1 - sales charge)	$13.30	$11.54	$11.87
Class C:
Net assets	$17,095,736	$2,989,658	$14,316,383
Shares of beneficial interest outstanding,
unlimited authorization, no par	1,341,176	265,910	1,260,454
Net asset value per share	$12.75	$11.24	$11.36
Institutional Class:
Net assets	$218,885,823	$23,946,164	$102,787,350
Shares of beneficial interest outstanding,
unlimited authorization, no par	17,232,229	2,133,456	9,069,993
Net asset value per share	$12.70	$11.22	$11.33
____________________
*Investments, at cost	$573,095,166	$85,454,906	$215,699,606

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year ended August 31, 2021

			Delaware Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Investment Income:
Interest	$18,735,878	$2,436,939	$7,166,291
Expenses:
Management fees	3,225,990	447,955	1,156,633
Distribution expenses — Class A	934,860	152,566	267,816
Distribution expenses — Class C	203,386	38,835	162,333
Dividend disbursing and transfer agent fees and expenses	382,930	61,585	154,759
Accounting and administration expenses	133,963	53,269	72,551
Registration fees	54,792	15,654	18,691
Reports and statements to shareholders expenses	49,083	14,392	19,561
Audit and tax fees	41,723	40,626	41,006
Legal fees	34,957	5,325	12,056
Trustees’ fees and expenses	25,516	3,854	8,908
Custodian fees	17,599	2,856	6,538
Other	58,272	22,241	33,478
	5,163,071	859,158	1,954,330
Less expenses waived	(453,391)	(165,941)	(178,624)
Less waived distribution expenses — Class A	—	(61,027)	—
Less expenses paid indirectly	(206)	(34)	(86)
Total operating expenses	4,709,474	632,156	1,775,620
Net Investment Income	14,026,404	1,804,783	5,390,671
Net Realized and Unrealized Gain:
Net realized gain on investments	363,044	8,561	131,524
Net change in unrealized appreciation (depreciation) of investments	9,593,632	950,052	6,128,862
Net Realized and Unrealized Gain	9,956,676	958,613	6,260,386
Net Increase in Net Assets Resulting from Operations	$23,983,080	$2,763,396	$11,651,057

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Year ended
	8/31/21	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,026,404	$14,887,472
Net realized gain	363,044	932,823
Net change in unrealized appreciation (depreciation)	9,593,632	(8,816,749)
Net increase in net assets resulting from operations	23,983,080	7,003,546

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(8,602,767)	(10,479,934)
Class C	(317,142)	(567,741)
Institutional Class	(5,112,180)	(5,376,871)
	(14,032,089)	(16,424,546)

Capital Share Transactions:
Proceeds from shares sold:
Class A	32,776,523	30,564,638
Class C	2,912,226	2,044,174
Institutional Class	50,547,588	49,162,276
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,926,134	9,360,817
Class C	317,438	554,458
Institutional Class	3,667,541	3,892,433
	98,147,450	95,578,796

	Year ended
	8/31/21	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(44,859,294)	$(47,198,375)
Class C	(11,729,082)	(6,825,961)
Institutional Class	(19,881,471)	(37,945,871)
	(76,469,847)	(91,970,207)
Increase in net assets derived from capital share transactions	21,677,603	3,608,589
Net Increase (Decrease) in Net Assets	31,628,594	(5,812,411)

Net Assets:
Beginning of year	580,151,966	585,964,377
End of year	$611,780,560	$580,151,966

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Year ended
	8/31/21	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,804,783	$1,942,599
Net realized gain (loss)	8,561	(68,890)
Net change in unrealized appreciation (depreciation)	950,052	(916,519)
Net increase in net assets resulting from operations	2,763,396	957,190

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,225,791)	(1,346,270)
Class C	(45,202)	(98,584)
Institutional Class	(533,028)	(497,364)
	(1,804,021)	(1,942,218)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,198,066	8,419,718
Class C	203,775	635,657
Institutional Class	2,572,951	11,917,665
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,062,594	1,146,384
Class C	45,232	94,088
Institutional Class	517,558	463,348
	12,600,176	22,676,860

	Year ended
	8/31/21	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,194,808)	$(6,850,828)
Class C	(2,455,208)	(2,655,009)
Institutional Class	(4,259,309)	(5,203,976)
	(10,909,325)	(14,709,813)
Increase in net assets derived from capital share transactions	1,690,851	7,967,047
Net Increase in Net Assets	2,650,226	6,982,019

Net Assets:
Beginning of year	87,785,094	80,803,075
End of year	$90,435,320	$87,785,094

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Year ended
	8/31/21	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,390,671	$5,533,266
Net realized gain	131,524	180,719
Net change in unrealized appreciation (depreciation)	6,128,862	(4,939,126)
Net increase in net assets resulting from operations	11,651,057	774,859

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,693,124)	(2,770,295)
Class C	(287,866)	(393,155)
Institutional Class	(2,391,905)	(2,354,836)
	(5,372,895)	(5,518,286)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,985,779	12,533,954
Class C	1,946,841	3,689,377
Institutional Class	37,821,169	28,268,095

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	2,555,804	2,475,879
Class C	286,098	369,511
Institutional Class	2,344,543	2,262,483
	59,940,234	49,599,299

	Year ended
	8/31/21	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(12,024,584)	$(12,513,039)
Class C	(7,801,987)	(5,297,308)
Institutional Class	(15,296,157)	(28,132,087)
	(35,122,728)	(45,942,434)
Increase in net assets derived from capital share transactions	24,817,506	3,656,865
Net Increase (Decrease) in Net Assets	31,095,668	(1,086,562)

Net Assets:
Beginning of year	198,614,094	199,700,656
End of year	$229,709,762	$198,614,094

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.49	$12.68	$12.14	$12.54	$12.87

0.29	0.31	0.36	0.37	0.38
0.21	(0.16)	0.54	(0.34)	(0.32)
0.50	0.15	0.90	0.03	0.06

(0.29)	(0.31)	(0.36)	(0.37)	(0.39)
—	(0.03)	—	(0.06)	—
(0.29)	(0.34)	(0.36)	(0.43)	(0.39)

$12.70	$12.49	$12.68	$12.14	$12.54

4.05%	1.30%	7.54%	0.26%	0.49%

$375,799	$373,691	$386,790	$390,477	$423,497
0.85%	0.85%	0.85%	0.85%	0.85%
0.93%	0.93%	0.93%	0.94%	0.95%
2.30%	2.53%	2.92%	2.99%	3.08%
2.22%	2.45%	2.84%	2.90%	2.98%
3%	15%	13%	16%	17%

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.53	$12.72	$12.18	$12.58	$12.91

0.20	0.22	0.27	0.28	0.29
0.22	(0.16)	0.54	(0.34)	(0.33)
0.42	0.06	0.81	(0.06)	(0.04)

(0.20)	(0.22)	(0.27)	(0.28)	(0.29)
—	(0.03)	—	(0.06)	—
(0.20)	(0.25)	(0.27)	(0.34)	(0.29)

$12.75	$12.53	$12.72	$12.18	$12.58

3.35%	0.54%	6.73%	(0.49% )	(0.25% )

$17,096	$25,219	$29,933	$35,642	$51,045
1.60%	1.60%	1.60%	1.60%	1.60%
1.68%	1.68%	1.68%	1.69%	1.70%
1.55%	1.78%	2.17%	2.24%	2.33%
1.47%	1.70%	2.09%	2.15%	2.23%
3%	15%	13%	16%	17%

Financial highlights
Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.49	$12.68	$12.14	$12.54	$12.87

0.32	0.34	0.39	0.40	0.41
0.21	(0.16)	0.54	(0.34)	(0.32)
0.53	0.18	0.93	0.06	0.09

(0.32)	(0.34)	(0.39)	(0.40)	(0.42)
—	(0.03)	—	(0.06)	—
(0.32)	(0.37)	(0.39)	(0.46)	(0.42)

$12.70	$12.49	$12.68	$12.14	$12.54

4.31%	1.55%	7.81%	0.51%	0.75%

$218,886	$181,242	$169,241	$119,894	$88,826
0.60%	0.60%	0.60%	0.60%	0.60%
0.68%	0.68%	0.68%	0.69%	0.70%
2.55%	2.78%	3.17%	3.24%	3.33%
2.47%	2.70%	3.09%	3.15%	3.23%
3%	15%	13%	16%	17%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.10	$11.25	$10.82	$11.17	$11.44

0.23	0.27	0.31	0.30	0.31
0.11	(0.15)	0.43	(0.31)	(0.25)
0.34	0.12	0.74	(0.01)	0.06

(0.22)	(0.27)	(0.31)	(0.30)	(0.31)
—	—	—	(0.04)	(0.02)
(0.22)	(0.27)	(0.31)	(0.34)	(0.33)

$11.22	$11.10	$11.25	$10.82	$11.17

3.13%	1.08%	7.00%	(0.01% )	0.55%

$63,499	$57,788	$55,918	$59,284	$68,934
0.71%	0.71%	0.71%	0.79%	0.84%
1.00%	1.02%	1.04%	1.00%	0.99%
2.01%	2.39%	2.87%	2.77%	2.79%
1.72%	2.08%	2.54%	2.56%	2.64%
7%	20%	19%	17%	22%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.12	$11.27	$10.84	$11.19	$11.47

0.13	0.17	0.22	0.21	0.22
0.12	(0.15)	0.43	(0.31)	(0.26)
0.25	0.02	0.65	(0.10)	(0.04)

(0.13)	(0.17)	(0.22)	(0.21)	(0.22)
—	—	—	(0.04)	(0.02)
(0.13)	(0.17)	(0.22)	(0.25)	(0.24)

$11.24	$11.12	$11.27	$10.84	$11.19

2.26%	0.22%	6.09%	(0.86% )	(0.39% )

$2,990	$5,149	$7,167	$8,558	$11,885
1.56%	1.56%	1.56%	1.64%	1.69%
1.75%	1.77%	1.79%	1.75%	1.74%
1.16%	1.54%	2.02%	1.92%	1.94%
0.97%	1.33%	1.79%	1.81%	1.89%
7%	20%	19%	17%	22%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.10	$11.25	$10.83	$11.17	$11.45

0.24	0.28	0.33	0.32	0.33
0.12	(0.15)	0.42	(0.30)	(0.26)
0.36	0.13	0.75	0.02	0.07

(0.24)	(0.28)	(0.33)	(0.32)	(0.33)
—	—	—	(0.04)	(0.02)
(0.24)	(0.28)	(0.33)	(0.36)	(0.35)

$11.22	$11.10	$11.25	$10.83	$11.17

3.29%	1.23%	7.06%	0.23%	0.61%

$23,946	$24,848	$17,718	$11,470	$18,800
0.56%	0.56%	0.56%	0.64%	0.69%
0.75%	0.77%	0.79%	0.75%	0.74%
2.16%	2.54%	3.02%	2.92%	2.94%
1.97%	2.33%	2.79%	2.81%	2.89%
7%	20%	19%	17%	22%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.00	$11.21	$10.66	$10.88	$11.13

0.28	0.29	0.32	0.32	0.33
0.34	(0.21)	0.55	(0.22)	(0.25)
0.62	0.08	0.87	0.10	0.08

(0.28)	(0.29)	(0.32)	(0.32)	(0.33)
(0.28)	(0.29)	(0.32)	(0.32)	(0.33)

$11.34	$11.00	$11.21	$10.66	$10.88

5.71%	0.81%	8.33%	0.95%	0.84%

$112,606	$103,913	$103,487	$98,980	$98,491
0.89%	0.89%	0.89%	0.89%	0.89%
0.97%	0.97%	0.99%	0.99%	0.99%
2.52%	2.69%	2.97%	2.98%	3.08%
2.44%	2.61%	2.87%	2.88%	2.98%
3%	18%	12%	14%	19%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.02	$11.23	$10.68	$10.90	$11.15

0.20	0.21	0.24	0.24	0.25
0.34	(0.21)	0.55	(0.22)	(0.25)
0.54	— [2]	0.79	0.02	— [2]

(0.20)	(0.21)	(0.24)	(0.24)	(0.25)
(0.20)	(0.21)	(0.24)	(0.24)	(0.25)

$11.36	$11.02	$11.23	$10.68	$10.90

4.92%	0.05%	7.51%	0.19%	0.09%

$14,317	$19,376	$21,059	$21,651	$32,223
1.64%	1.64%	1.64%	1.64%	1.64%
1.72%	1.72%	1.74%	1.74%	1.74%
1.77%	1.94%	2.22%	2.23%	2.33%
1.69%	1.86%	2.12%	2.13%	2.23%
3%	18%	12%	14%	19%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.00	$11.20	$10.66	$10.87	$11.12

0.31	0.32	0.35	0.35	0.36
0.33	(0.20)	0.54	(0.21)	(0.25)
0.64	0.12	0.89	0.14	0.11

(0.31)	(0.32)	(0.35)	(0.35)	(0.36)
(0.31)	(0.32)	(0.35)	(0.35)	(0.36)

$11.33	$11.00	$11.20	$10.66	$10.87

5.89%	1.15%	8.50%	1.30%	1.09%

$102,787	$75,325	$75,155	$53,501	$44,805
0.64%	0.64%	0.64%	0.64%	0.64%
0.72%	0.72%	0.74%	0.74%	0.74%
2.77%	2.94%	3.22%	3.23%	3.33%
2.69%	2.86%	3.12%	3.13%	3.23%
3%	18%	12%	14%	19%

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds	August 31, 2021

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or together, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Tax-Free Minnesota High-Yield Fund prior to December 2, 2019, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; and for shares of Delaware Tax-Free Minnesota Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Minnesota High-Yield Municipal Bond Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2021, and for all open tax years (years ended August 31, 2018–August 31, 2020), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended August 31, 2021, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any,

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the year ended August 31, 2021.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2021, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free Minnesota Fund	$206
Delaware Tax-Free Minnesota Intermediate Fund	34
Delaware Minnesota High-Yield Municipal Bond Fund	86

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2020 through August 31, 2021.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Operating expense
limitation as
a percentage
of average
Fund	daily net assets
Delaware Tax-Free Minnesota Fund	0.60%
Delaware Tax-Free Minnesota Intermediate Fund	0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$24,322
Delaware Tax-Free Minnesota Intermediate Fund	7,055
Delaware Minnesota High-Yield Municipal Bond Fund	11,183

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended August 31, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$51,258
Delaware Tax-Free Minnesota Intermediate Fund	7,717
Delaware Minnesota High-Yield Municipal Bond Fund	18,101

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

“Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from September 1, 2020 through August 31, 2021.* The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2021, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$18,829
Delaware Tax-Free Minnesota Intermediate Fund	2,832
Delaware Minnesota High-Yield Municipal Bond Fund	6,637

For the year ended August 31, 2021, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Tax-Free Minnesota Fund	$13,588
Delaware Tax-Free Minnesota Intermediate Fund	4,108
Delaware Minnesota High-Yield Municipal Bond Fund	6,439

For the year ended August 31, 2021, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Minnesota Fund	$—	$631
Delaware Tax-Free Minnesota Intermediate Fund	150	101
Delaware Minnesota High-Yield Municipal Bond Fund	4,624	590

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended August 31, 2021, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/ trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended August 31, 2021, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net realized gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Minnesota Fund	$16,807,978	$10,587,914	$70,219
Delaware Tax-Free Minnesota
Intermediate Fund	3,291,428	3,180,040	—
Delaware Minnesota High-Yield
Municipal Bond Fund	10,236,740	8,977,566	85,207
____________________

Delaware Tax-Free Minnesota Intermediate Fund did not have any realized gains (losses) during the year ended August 31, 2021.

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

3. Investments

For the year ended August 31, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Minnesota Fund	$50,815,590	$19,757,824
Delaware Tax-Free Minnesota Intermediate Fund	9,900,899	6,007,467
Delaware Minnesota High-Yield Municipal Bond Fund	27,236,355	5,650,987

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments (continued)

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximates the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
Fund	investments	of investments	of investments	of investments
Delaware Tax-Free
Minnesota Fund	$573,273,076	$37,487,425	$(1,560,859)	$35,926,566
Delaware Tax-Free
Minnesota
Intermediate Fund	85,452,125	4,807,876	(203,297)	4,604,579
Delaware Minnesota
High-Yield Municipal
Bond Fund	215,736,037	13,308,430	(675,454)	12,632,976

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2021:

Delaware Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$602,619,642
Short-Term Investments	6,580,000
Total Value of Securities	$609,199,642

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$89,256,704
Short-Term Investments	800,000
Total Value of Securities	$90,056,704

Delaware Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$220,514,013
Short-Term Investments	7,855,000
Total Value of Securities	$228,369,013

During the year ended August 31, 2021, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments (continued)

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the year ended August 31, 2021, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2021 and 2020 were as follows:

			Long-term
	Tax-exempt	Ordinary	capital
	income	income	gains	Total
Year ended August 31, 2021:
Delaware Tax-Free Minnesota Fund	$13,865,208	$52,559	$114,322	$14,032,089
Delaware Tax-Free Minnesota Intermediate Fund	1,804,021	—	—	1,804,021
Delaware Minnesota High-Yield Municipal
Bond Fund	5,372,873	22	—	5,372,895

Year ended August 31, 2020:
Delaware Tax-Free Minnesota Fund	14,903,273	843,521	677,752	16,424,546
Delaware Tax-Free Minnesota Intermediate Fund	1,942,218	—	—	1,942,218
Delaware Minnesota High-Yield Municipal
Bond Fund	5,518,266	20	—	5,518,286

5. Components of Net Assets on a Tax Basis

As of August 31, 2021, the components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$576,138,172	$85,993,759	$217,735,288
Undistributed tax-exempt
income	—	10,640	17,324
Qualified late year loss
deferrals	(90,171)	—	—
Distributions payable	(194,007)	(14,830)	(17,324)
Capital loss carryforwards	—	(158,828)	(658,502)
Unrealized appreciation of
investments	35,926,566	4,604,579	12,632,976
Net assets	$611,780,560	$90,435,320	$229,709,762

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales, as applicable.

Qualified late year ordinary and capital losses (including currency and specified gain (loss) items) represent losses realized from January 1, 2021 through August 31, 2021 and November 1, 2020 through August 31, 2021, respectively, that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2021, the Funds had no reclassifications.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2021, the Funds utilized capital loss carryforwards as follows:

Delaware Tax-Free Minnesota Fund	$—
Delaware Tax-Free Minnesota Intermediate Fund	8,561
Delaware Minnesota High-Yield Municipal Bond Fund	131,523

At August 31, 2021, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free
Minnesota
Intermediate Fund	$158,828	$—	$158,828
Delaware Minnesota
High-Yield Municipal
Bond Fund	658,502	—	658,502

At August 31, 2021, Delaware Tax-Free Minnesota Fund did not have any capital loss carryforwards.

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Year ended		Year ended		Year ended
	8/31/21	8/31/20	8/31/21	8/31/20	8/31/21	8/31/20
Shares sold:
Class A	2,598,178	2,470,484	733,303	760,322	1,335,478	1,132,737
Class C	229,665	162,787	18,231	58,542	173,126	332,654
Institutional Class	4,005,429	3,968,576	230,335	1,097,848	3,378,165	2,563,763

Shares issued upon reinvestment of dividends and distributions:
Class A	628,677	756,678	95,192	104,225	228,413	227,598
Class C	25,115	44,653	4,046	8,531	25,557	33,910
Institutional Class	290,920	314,844	46,357	42,075	209,471	208,101
	7,777,984	7,718,022	1,127,464	2,071,543	5,350,210	4,498,763

Shares redeemed:
Class A	(3,561,554)	(3,813,207)	(375,043)	(629,289)	(1,077,601)	(1,146,037)
Class C	(925,806)	(547,958)	(219,279)	(240,006)	(696,408)	(483,508)
Institutional Class	(1,575,505)	(3,120,080)	(380,986)	(476,666)	(1,367,958)	(2,628,916)
	(6,062,865)	(7,481,245)	(975,308)	(1,345,961)	(3,141,967)	(4,258,461)
Net increase	1,715,119	236,777	152,156	725,582	2,208,243	240,302

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the “Statements of changes in net assets.” For the years ended August 31, 2021 and 2020, each Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund
Year ended
8/31/21	98,743	222,179	218,722	103,060	$4,062,123
8/31/20	73,750	57,333	55,209	76,105	1,625,460
Delaware Tax-Free Minnesota Intermediate Fund
Year ended
8/31/21	—	37,029	37,119	—	415,214
8/31/20	—	20,392	20,195	252	225,863

			Exchange
	Exchange Redemptions		Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Minnesota High-Yield Municipal Bond Fund
Year ended
8/31/21	629	56,466	56,330	936	$636,964
8/31/20	4,022	46,853	45,608	5,405	559,234

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, each Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Funds had no amounts outstanding as of August 31, 2021, or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

8. Geographic, Credit, and Market Risks (continued)

investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered public accounting firm

To the Board of Trustees of Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds and Voyageur Mutual Funds and Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax-Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the funds constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2021, the related statements of operations for the year ended August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2021 and each of the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2021

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Minnesota municipal bond funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of each Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Minnesota municipal bond funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2021, each Fund reports distributions paid during the year as follows:

	(A)
	Long-Term	(B)	(C)
	Capital Gains	Ordinary Income	Tax-Exempt	Total
	Distributions	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free
Minnesota Fund	0.82%	0.37%	98.81%	100.00%
Delaware Tax-Free
Minnesota Intermediate
Fund	–	–	100.00%	100.00%
Delaware Minnesota
High-Yield Municipal
Bond Fund	–	–	100.00%	100.00%
____________________

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

The percentage of the ordinary dividends reported by Delaware Minnesota High-Yield Municipal Bond Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100.00%.

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Minnesota municipal bond funds

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held August 10-12, 2021 (continued)

Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Tax-Free Minnesota Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year, 5-year, and since inception periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” intermediate municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the third quartile of its Performance Universe and the Fund’s total return for the 5-year and since inception periods was in the first quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the performance attribution included in the Meeting materials, as well as the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Delaware Minnesota High-Yield Municipal Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds category. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the third quartile of its Performance Universe and the Fund’s total return for the five-year and since inception periods was in the fourth quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the performance attribution included in the Meeting materials, as well as the numerous investment and performance reports and other information delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group and, for comparative consistency, included 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware Tax-Free Minnesota Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2021 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting and fund accounting oversight services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2021 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting and fund accounting oversight services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Minnesota High-Yield Municipal Bond Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2021 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight, and

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Minnesota municipal bond funds

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held August 10-12, 2021 (continued)

custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed each Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2021, Delaware Tax-Free Minnesota Fund’s net assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders. Although, as of March 31, 2021, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund had each not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Interested Trustee

Shawn K. Lytle[1]	President,	President and	Global Head of Macquarie	150	Trustee — UBS Relationship
610 Market Street	Chief Executive	Chief Executive	Investment Management[2]		Funds, SMA Relationship Trust,
Philadelphia, PA	Officer,	Officer	(January 2019–Present)		and UBS Funds
19106-2354	and Trustee	since August 2015	Head of Americas of		(May 2010–April 2015)
February 1970		Trustee since	Macquarie Group
		September 2015	(December 2017–Present)
Deputy Global Head of
Macquarie Investment
Management
(2017–2019)
Head of Macquarie Investment
Management Americas
(2015–2017)

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Independent Trustees

Jerome D.	Trustee	Since January 2019	Managing Member, Stonebrook	150	None
Abernathy			Capital Management, LLC
610 Market Street			(financial technology: macro
Philadelphia, PA			factors and databases)
19106-2354			(January 1993-Present)
July 1959

Thomas L. Bennett	Chair and Trustee	Trustee since March	Private Investor	150	None
610 Market Street		2005	(March 2004–Present)
Philadelphia, PA		Chair since March
19106-2354		2015
October 1947

Ann D. Borowiec	Trustee	Since March 2015	Chief Executive Officer, Private	150	Director — Banco Santander
610 Market Street			Wealth Management		International
Philadelphia, PA			(2011–2013) and Market		(October 2016–December 2019)
19106-2354			Manager, New Jersey Private		Director — Santander Bank, N.A.
November 1958			Bank (2005–2011) — J.P.		(December 2016–December
			Morgan Chase & Co.		2019)

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Joseph W. Chow	Trustee	Since January 2013	Private Investor	150	Director and Audit Committee
610 Market Street			(April 2011–Present)		Member — Hercules Technology
Philadelphia, PA					Growth Capital, Inc.
19106-2354					(July 2004–July 2014)
January 1953

John A. Fry	Trustee	Since January 2001	President — Drexel University	150	Director; Compensation
610 Market Street			(August 2010–Present)		Committee and Governance
Philadelphia, PA			President — Franklin & Marshall		Committee Member —
19106-2354			College		Community Health Systems
May 1960			(July 2002–June 2010)		(May 2004–Present)
Director — Drexel Morgan & Co.
(2015–2019)
Director, Audit and
Compensation Committee
Member — vTv Therapeutics Inc.
(2017–Present)
Director and Audit Committee
Member — FS Credit Real Estate
Income Trust, Inc.
(2018–Present)
Director — Federal Reserve
Bank of Philadelphia
(January 2020–Present)

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Frances A.	Trustee	Since September	Private Investor	150	Trust Manager and Audit
Sevilla-Sacasa		2011	(January 2017–Present)		Committee Chair — Camden
610 Market Street			Chief Executive Officer — Banco		Property Trust
Philadelphia, PA			Itaú International		(August 2011–Present)
19106-2354			(April 2012–December 2016)		Director; Audit
January 1956			Executive Advisor to Dean		and Compensation
			(August 2011–March 2012) and		Committee Member —
			Interim Dean		Callon Petroleum Company
			(January 2011–July 2011) —		(December 2019–Present)
			University of Miami School of		Director — New Senior
			Business Administration		Investment Group Inc.
			President — U.S. Trust, Bank of		(January 2021–Present)
			America Private Wealth		Director; Audit Committee
			Management (Private Banking)		Member — Carrizo Oil & Gas,
			(July 2007-December 2008)		Inc. (March 2018–December
2019)

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Thomas K. Whitford	Trustee	Since January 2013	Vice Chairman — PNC Financial	150	Director — HSBC North America
610 Market Street			Services Group		Holdings Inc.
Philadelphia, PA			(2010–April 2013)		(December 2013–Present)
19106-2354					Director — HSBC USA Inc.
March 1956					(July 2014–Present)
Director — HSBC Bank USA,
National Association
(July 2014–March 2017)
Director — HSBC Finance
Corporation
(December 2013–April 2018)

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Christianna Wood	Trustee	Since January 2019	Chief Executive Officer and	150	Director; Finance Committee and
610 Market Street			President — Gore Creek Capital,		Audit Committee Member —
Philadelphia, PA			Ltd. (August 2009–Present)		H&R Block Corporation
19106-2354					(July 2008–Present)
August 1959					Director; Investments
Committee, Capital and Finance
Committee, and Audit
Committee Member — Grange
Insurance (2013–Present)
Trustee; Chair of Nominating and
Governance Committee and
Audit Committee Member —
The Merger Fund
(2013–October 2021),
The Merger Fund VL
(2013–October 2021); WCM
Alternatives: Event-Driven Fund
(2013–October 2021), and WCM
Alternatives: Credit Event Fund
(December 2017–October 2021)
Director; Chair of Governance
Committee and Audit Committee
Member — International
Securities Exchange (2010–2016)

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Janet L. Yeomans	Trustee	Since April 1999	Vice President and Treasurer	150	Director; Personnel and
610 Market Street			(January 2006–July 2012), Vice		Compensation Committee Chair;
Philadelphia, PA			President — Mergers &		Member of Nominating,
19106-2354			Acquisitions		Investments, and Audit
July 1948			(January 2003–January 2006),		Committees for various periods
			and Vice President and Treasurer		throughout directorship —
			(July 1995–January 2003) — 3M		Okabena Company (2009–2017)
Company
Officers

David F. Connor	Senior Vice President,	Senior Vice President,	David F. Connor has served in	150	None[3]
610 Market Street	General Counsel, and	since May 2013;	various capacities at different
Philadelphia, PA	Secretary	General Counsel	times at Macquarie Investment
19106-2354		since May 2015;	Management.
December 1963		Secretary since
October 2005

Daniel V. Geatens	Senior Vice President	Senior Vice President	Daniel V. Geatens has served in	150	None[3]
610 Market Street	and Treasurer	and Treasurer since	various capacities at different
Philadelphia, PA		October 2007	times at Macquarie Investment
19106-2354			Management.
October 1972

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Richard Salus	Senior Vice President	Senior Vice President	Richard Salus has served in	150	None
610 Market Street	and Chief Financial	and Chief Financial	various capacities at different
Philadelphia, PA	Officer	Officer since	times at Macquarie Investment
19106-2354		November 2006	Management.
October 1963

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]	Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[3]	David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware Funds by Macquarie® Philadelphia, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO

Jerome D. Abernathy Managing Member, Stonebrook Capital Management, LLC Jersey City, NJ	Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds® by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Jerome D. Abernathy
John A. Fry
Thomas K. Whitford, Chair
Christianna Wood

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $35,676 for the fiscal year ended August 31, 2021.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $39,640 for the fiscal year ended August 31, 2020.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2021.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $958,376 for the registrant’s fiscal year ended August 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2020.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $903,282 for the registrant’s fiscal year ended August 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,500 for the fiscal year ended August 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,500 for the fiscal year ended August 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2021.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2020.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $9,044,000 and $5,607,000 for the registrant’s fiscal years ended August 31, 2021 and August 31, 2020, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INTERMEDIATE TAX FREE FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 3, 2021

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 3, 2021